21. Direct taxes, charges and contributions payable (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Direct taxes charges and contributions payable [line items]
Direct taxes, charges and contributions payable		R$ 508,743	R$ 508,615
Current portion		(296,299)	(296,305)
Non-current portion		212,444	212,310
Income tax (IR) and social contribution (CS) [member]
Direct taxes charges and contributions payable [line items]
Direct taxes, charges and contributions payable		313,145	346,097
PIS/COFINS [member]
Direct taxes charges and contributions payable [line items]
Direct taxes, charges and contributions payable		154,353	130,327
Other [member]
Direct taxes charges and contributions payable [line items]
Direct taxes, charges and contributions payable	[1]	R$ 41,245	R$ 32,191

[1]	The breakdown of this account mainly refers to the company's adhesion to the Tax Recovery Program - REFIS from 2009 for payment of installments of the outstanding debts of federal taxes (PIS - Social Integration Program, COFINS - Contribution to Social Security Financing, IRPJ - Corporate Income Tax and CSLL - social contribution on Net Income), whose final maturity will be on October 31, 2024.